Financial risk management - Schedule of notional amounts in currency mix (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Cash flow hedges
Risk management
Notional amount	€ 1,594	€ 1,043
Cash flow hedges | JPY
Risk management
Notional amount	169
Cash flow hedges | GBP
Risk management
Notional amount	151	222
Hedges on net investment in foreign subsidiaries
Risk management
Notional amount	547	1,498
Hedges on net investment in foreign subsidiaries | CNY
Risk management
Notional amount	218	783
Hedges on net investment in foreign subsidiaries | INR
Risk management
Notional amount		208
Designated as hedging instrument | Foreign exchange forward contracts | Cash flow hedges | USD
Risk management
Notional amount	1,138	450
Designated as hedging instrument | Foreign exchange forward contracts | Cash flow hedges | CNY
Risk management
Notional amount	201	220
Designated as hedging instrument | Foreign exchange forward contracts | Cash flow hedges | INR
Risk management
Notional amount	(215)	(175)
Designated as hedging instrument | Foreign exchange forward contracts | Cash flow hedges | JPY
Risk management
Notional amount	(252)
Designated as hedging instrument | Foreign exchange forward contracts | Cash flow hedges | GBP
Risk management
Notional amount		(222)
Designated as hedging instrument | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | USD
Risk management
Notional amount	0	135
Designated as hedging instrument | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | CNY
Risk management
Notional amount	218	783
Designated as hedging instrument | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | INR
Risk management
Notional amount	25	208
Designated as hedging instrument | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | JPY
Risk management
Notional amount	0
Designated as hedging instrument | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | GBP
Risk management
Notional amount		152
Not designated as hedging instrument | Foreign exchange forward contracts | Hedges for interest bearing-liabilities | USD
Risk management
Notional amount	723	786
Not designated as hedging instrument | Foreign exchange forward contracts | Hedges for interest bearing-liabilities | CNY
Risk management
Notional amount	0	0
Not designated as hedging instrument | Foreign exchange forward contracts | Hedges for interest bearing-liabilities | INR
Risk management
Notional amount	0	0
Not designated as hedging instrument | Foreign exchange forward contracts | Hedges for interest bearing-liabilities | JPY
Risk management
Notional amount	0
Not designated as hedging instrument | Foreign exchange forward contracts | Hedges for interest bearing-liabilities | GBP
Risk management
Notional amount		0
Not designated as hedging instrument | Foreign exchange forward contracts | Exposure from statement of financial position items | USD
Risk management
Notional amount	(1,460)	(1,296)
Not designated as hedging instrument | Foreign exchange forward contracts | Exposure from statement of financial position items | CNY
Risk management
Notional amount	229	822
Not designated as hedging instrument | Foreign exchange forward contracts | Exposure from statement of financial position items | INR
Risk management
Notional amount	(673)	(718)
Not designated as hedging instrument | Foreign exchange forward contracts | Exposure from statement of financial position items | JPY
Risk management
Notional amount	(189)
Not designated as hedging instrument | Foreign exchange forward contracts | Exposure from statement of financial position items | GBP
Risk management
Notional amount		100
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss, net | USD
Risk management
Notional amount	(940)	(676)
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss, net | CNY
Risk management
Notional amount	191	813
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss, net | INR
Risk management
Notional amount	(341)	(200)
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss, net | JPY
Risk management
Notional amount	€ (232)
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss, net | GBP
Risk management
Notional amount		€ (83)